FINANCING ARRANGEMENTS - Senior Secured Credit Facilities 2018 Activities (Details) - USD ($)						12 Months Ended
	May 26, 2020	May 23, 2019	Mar. 08, 2019	Nov. 27, 2018	Jun. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Dec. 27, 2018	Jan. 01, 2018	Dec. 18, 2017	Mar. 27, 2015
Debt Instrument [Line Items]
Repayments of long-term debt						$ 5,642,000,000	$ 4,406,000,000	$ 10,101,000,000
Proceeds from issuance of long-term debt						3,455,000,000	5,960,000,000	8,944,000,000
Loss on extinguishment of debt	$ 27,000,000		$ 8,000,000			$ 59,000,000	$ 42,000,000	119,000,000
Debt issuance cost				$ 25,000,000	$ 74,000,000
Payments of debt restructuring costs					4,000,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 32,000,000
Series F Tranche B Term Loan Facility
Debt Instrument [Line Items]
Repayments of long-term debt					3,315,000,000
Loss on extinguishment of debt					$ 48,000,000
Term Loan B Facility Due June 2025
Debt Instrument [Line Items]
Debt instrument, term				7 years	7 years
Aggregate principal amount				$ 1,500,000,000	$ 4,565,000,000
Stated interest rate						3.15%
5.375% Senior Notes due March 2020 | Senior Unsecured Notes
Debt Instrument [Line Items]
Repayments of long-term debt					691,000,000
Aggregate principal amount													$ 2,000,000,000
Stated interest rate													5.375%
Repurchased face amount												$ 1,500,000,000
6.75% Senior Notes due in August 2021 | Senior Unsecured Notes
Debt Instrument [Line Items]
Repayments of long-term debt					$ 578,000,000
Stated interest rate					6.75%
7.25% Senior Notes due in July 2022 | Senior Unsecured Notes
Debt Instrument [Line Items]
Repayments of long-term debt					$ 550,000,000
Stated interest rate					7.25%
6.375% Senior Notes due in October 2020 | Senior Unsecured Notes
Debt Instrument [Line Items]
Repayments of long-term debt					$ 146,000,000
Stated interest rate					6.375%
8.50% Senior Unsecured Notes Due January 2027 | Senior Unsecured Notes
Debt Instrument [Line Items]
Aggregate principal amount					$ 750,000,000				$ 1,000,000,000
Stated interest rate					8.50%
Proceeds from issuance of long-term debt					$ 750,000,000
7.50% Senior Notes due July 2021 | Senior Unsecured Notes
Debt Instrument [Line Items]
Repayments of long-term debt				$ 1,483,000,000
Stated interest rate				7.50%
Loss on extinguishment of debt				$ 43,000,000
Repurchased face amount										$ 17,000,000
Revolving credit facility
Debt Instrument [Line Items]
Repayments of long-term debt								$ 571,000,000
Maximum borrowing capacity											$ 1,500,000,000
Revolving credit facility | 2023 Revolving Credit Facility Due June 2023
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 1,225,000,000
Alternate term, number of days prior to scheduled maturity in excess of principal amount threshold					91 days
Alternate term, principal amount maturity threshold					$ 1,000,000,000
Stated interest rate						3.15%